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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Madison Asset Management, LLC
Chief Legal Officer
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
March 31, 2019

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
CORE BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | March 31, 2019

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 96.3%
Alternative Funds - 1.2%
Invesco Optimum Yield Diversified Commodity Strategy		90,234	$1,498,787

Bond Funds - 63.8%
Baird Aggregate Bond Fund Institutional Shares		726,508	7,853,548
iShares 20+ Year Treasury Bond ETF		39,440	4,986,794
iShares 7-10 Year Treasury Bond ETF		34,525	3,682,782
iShares TIPS Bond Fund ETF		32,011	3,619,484
Madison Core Bond Fund Class Y (A)		2,531,234	25,008,595
Madison Corporate Bond Fund Class Y (A)		624,784	7,116,285
Schwab Intermediate-Term U.S. Treasury ETF		56,132	3,018,779
Vanguard Short-Term Corporate Bond ETF		144,581	11,531,780
Vanguard Short-Term Treasury ETF		169,492	10,240,707
			77,058,754
Foreign Stock Funds - 10.6%
iShares MSCI Japan ETF		22,061	1,207,178
iShares MSCI United Kingdom ETF (B)		20,099	663,468
SPDR S&P Emerging Asia Pacific ETF		30,358	3,000,281
Vanguard FTSE All-World ex-U.S. ETF (B)		96,193	4,824,079
Vanguard FTSE Emerging Markets ETF		58,036	2,466,530
Vanguard FTSE Europe ETF		11,380	610,082
			12,771,618
Stock Funds - 20.7%
iShares Core S&P Mid-Cap ETF		685	129,739
iShares Edge MSCI Minimum Volatility USA ETF		10,404	611,755
Madison Dividend Income Fund Class Y (A)		344,285	8,944,528
Madison Investors Fund Class Y (A)		418,523	9,102,875
Madison Mid Cap Fund Class Y (A)		107,475	1,100,546
Vanguard Consumer Staples ETF		4,491	652,138
Vanguard Information Technology ETF		19,245	3,861,124
Vanguard Value ETF (B)		5,533	595,517
			24,998,222
Total Investment Companies ( Cost $111,082,295 )			116,327,381
SHORT-TERM INVESTMENTS - 5.7%
State Street Institutional U.S. Government Money Market Fund, 2.39%, Premier Class (C)		4,448,807	4,448,807
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (C) (D)		2,514,101	2,514,101
Total Short-Term Investments ( Cost $6,962,908 )			6,962,908
TOTAL INVESTMENTS - 102.0% ( Cost $118,045,203 )			123,290,289
NET OTHER ASSETS AND LIABILITIES - (2.0%)			(2,456,995)
TOTAL NET ASSETS - 100.0%			$120,833,294

(A)	Affiliated Company.
(B)
All or a portion of these securities, with an aggregate fair value of $2,471,308, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

Ultra Series Fund | March 31, 2019

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 95.6%
Alternative Funds - 2.1%
Invesco Optimum Yield Diversified Commodity Strategy		259,441	$4,309,315

Bond Funds - 39.3%
Baird Aggregate Bond Fund Institutional Shares		617,202	6,671,949
iShares 20+ Year Treasury Bond ETF		53,682	6,787,552
iShares 7-10 Year Treasury Bond ETF		38,734	4,131,756
Madison Core Bond Fund Class Y (A)		3,029,459	29,931,059
Madison Corporate Bond Fund Class Y (A)		172,547	1,965,307
Schwab Intermediate-Term U.S. Treasury ETF		76,411	4,109,383
Vanguard Short-Term Corporate Bond ETF		192,246	15,333,541
Vanguard Short-Term Treasury ETF (B)		166,914	10,084,944
			79,015,491
Foreign Stock Funds - 19.4%
iShares MSCI Japan ETF		74,055	4,052,290
iShares MSCI United Kingdom ETF		64,505	2,129,310
SPDR S&P Emerging Asia Pacific ETF (B)		91,775	9,070,123
Vanguard FTSE All-World ex-U.S. ETF (B)		243,842	12,228,676
Vanguard FTSE Emerging Markets ETF		188,519	8,012,057
Vanguard FTSE Europe ETF		66,624	3,571,713
			39,064,169
Stock Funds - 34.8%
iShares Core S&P Mid-Cap ETF		1,134	214,780
iShares Edge MSCI Minimum Volatility USA ETF		17,620	1,036,056
Madison Dividend Income Fund Class Y (A)		992,337	25,780,909
Madison Investors Fund Class Y (A)		1,224,633	26,635,772
Madison Mid Cap Fund Class Y (A)		345,425	3,537,153
Vanguard Consumer Staples ETF (B)		7,369	1,070,053
Vanguard Information Technology ETF (B)		55,933	11,221,838
Vanguard Value ETF (B)		4,646	500,049
			69,996,610
Total Investment Companies ( Cost $176,442,354 )			192,385,585
SHORT-TERM INVESTMENTS - 7.9%
State Street Institutional U.S. Government Money Market Fund, 2.39%, Premier Class (C)		8,975,213	8,975,213
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (C) (D)		7,048,140	7,048,140
Total Short-Term Investments ( Cost $16,023,353 )			16,023,353
TOTAL INVESTMENTS - 103.5% ( Cost $192,465,707 )			208,408,938
NET OTHER ASSETS AND LIABILITIES - (3.5%)			(7,095,148)
TOTAL NET ASSETS - 100.0%			$201,313,790

(A)	Affiliated Company.
(B)
All or a portion of these securities, with an aggregate fair value of $6,945,792, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 94.9%
Alternative Funds - 3.0%
Invesco Optimum Yield Diversified Commodity Strategy		119,613	$1,986,772

Bond Funds - 19.3%
iShares 20+ Year Treasury Bond ETF		11,544	1,459,623
Madison Core Bond Fund Class Y (A)		531,586	5,252,073
Schwab Intermediate-Term U.S. Treasury ETF		36,571	1,966,789
Vanguard Short-Term Corporate Bond ETF		37,595	2,998,577
Vanguard Short-Term Treasury ETF		16,239	981,161
			12,658,223
Foreign Stock Funds - 26.3%
iShares MSCI Japan ETF		29,983	1,640,670
iShares MSCI United Kingdom ETF (B)		33,230	1,096,922
SPDR S&P Emerging Asia Pacific ETF		39,323	3,886,292
Vanguard FTSE All-World ex-U.S. ETF		107,697	5,401,005
Vanguard FTSE Emerging Markets ETF		83,171	3,534,767
Vanguard FTSE Europe ETF		25,126	1,347,005
WisdomTree Japan Hedged Equity Fund (B)		6,782	343,237
			17,249,898
Stock Funds - 46.3%
iShares Core S&P Mid-Cap ETF		1,837	347,928
iShares Edge MSCI Minimum Volatility USA ETF		14,216	835,901
Madison Dividend Income Fund Class Y (A)		345,952	8,987,841
Madison Investors Fund Class Y (A)		417,933	9,090,049
Madison Large Cap Value Fund Class Y (A)		65,142	820,142
Madison Mid Cap Fund Class Y (A)		250,231	2,562,368
Vanguard Consumer Staples ETF		3,323	482,533
Vanguard Growth ETF (B)		7,717	1,207,093
Vanguard Information Technology ETF		26,401	5,296,832
Vanguard Value ETF (B)		7,592	817,127
			30,447,814
Total Investment Companies ( Cost $55,756,981 )			62,342,707
SHORT-TERM INVESTMENTS - 7.3%
State Street Institutional U.S. Government Money Market Fund, 2.39%, Premier Class (C)		3,254,427	3,254,427
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (C) (D)		1,498,164	1,498,164
Total Short-Term Investments ( Cost $4,752,591 )			4,752,591
TOTAL INVESTMENTS - 102.2% ( Cost $60,509,572 )			67,095,298
NET OTHER ASSETS AND LIABILITIES - (2.2%)			(1,422,035)
TOTAL NET ASSETS - 100.0%			$65,673,263

(A)	Affiliated Company.
(B)
All or a portion of these securities, with an aggregate fair value of $1,465,990, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 4.9%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$500,000	$496,630
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%)) (A) (B), 2.804%, 5/15/23	275,000	274,936
CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.8%, 3/15/21	334,104	333,369
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	350,000	353,644
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	101,965
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	290,935	288,095
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	132,459	132,881
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	145,797	146,806
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	150,000	152,083
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	225,000	227,857
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	296,804	295,448
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (A), 2.13%, 5/22/23	662,246	658,901
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	185,000	186,409
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	350,000	352,539
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	1,000,000	991,591
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	800,000	797,522
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	670,000	678,052
Total Asset Backed Securities ( Cost $6,435,511 )		6,468,728
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,833,465	197,340
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	375,000	388,116
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	500,000	523,112
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	418,568	462,511
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	196,940	196,746
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	591,482	598,231
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	2,223,784	168,910
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	1,773,074	293,515
J.P. Morgan Mortgage Trust, Series 2019-2, Class A6 (A) (B) (C), 4%, 8/25/49	500,000	507,830
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	474,869	482,836
Total Collateralized Mortgage Obligations ( Cost $3,853,507 )		3,819,147
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.075%, 1/25/23	9,467,544	288,970
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.136%, 11/25/27	250,000	252,039
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (C), 0.623%, 1/25/22	23,115,510	335,337
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	300,000	302,804
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (C), 0.316%, 9/25/26	12,009,134	244,302
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	650,000	660,817
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.565%, 11/25/47	500,000	504,798
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2, 2.862%, 3/15/47	10,212	10,200
Total Commercial Mortgage-Backed Securities ( Cost $2,660,192 )		2,599,267
CORPORATE NOTES AND BONDS - 34.6%
Communication Services - 1.6%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

Comcast Corp., 4.7%, 10/15/48	250,000	271,027
Mars Inc. (A), 3.875%, 4/1/39	350,000	352,833
Verizon Communications Inc., 4.329%, 9/21/28	347,000	366,965
Verizon Communications Inc., 3.875%, 2/8/29	300,000	307,180
Verizon Communications Inc., 4.4%, 11/1/34	300,000	312,089
Vodafone Group PLC (D), 3.75%, 1/16/24	250,000	252,098
Vodafone Group PLC (D), 5%, 5/30/38	250,000	246,919
		2,109,111
Consumer Discretionary - 4.8%
Advance Auto Parts Inc., 4.5%, 12/1/23	750,000	786,688
Altria Group Inc., 5.95%, 2/14/49	350,000	375,569
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	413,845
D.R. Horton Inc., 2.55%, 12/1/20	400,000	397,211
Discovery Communications LLC, 5%, 9/20/37	500,000	486,129
DISH DBS Corp., 6.75%, 6/1/21	150,000	154,650
ERAC USA Finance LLC (A), 6.7%, 6/1/34	150,000	186,236
GameStop Corp. (A), 6.75%, 3/15/21	200,000	201,500
General Motors Financial Co. Inc., 3.2%, 7/6/21	150,000	149,327
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	253,000	257,807
Lennar Corp., 4.75%, 4/1/21	500,000	509,375
Marriott International Inc., 3.125%, 6/15/26	210,000	202,582
McDonald's Corp., MTN, 4.875%, 12/9/45	400,000	432,670
Omnicom Group Inc. / Omnicom Capital Inc., 3.6%, 4/15/26	650,000	644,699
Sirius XM Radio Inc. (A), 6%, 7/15/24	350,000	362,687
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	850,000	831,855
		6,392,830
Consumer Staples - 1.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc. (A), 4.9%, 2/1/46	500,000	502,192
B&G Foods Inc., 4.625%, 6/1/21	100,000	99,750
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	550,000	493,791
Molson Coors Brewing Co., 2.1%, 7/15/21	400,000	392,424
		1,488,157
Energy - 4.3%
Antero Resources Corp., 5.625%, 6/1/23	300,000	304,125
Energy Transfer Operating L.P., 5.25%, 4/15/29	300,000	321,701
EnLink Midstream Partners L.P., 5.45%, 6/1/47	550,000	489,500
Enterprise Products Operating LLC, 3.75%, 2/15/25	750,000	774,187
Helmerich & Payne Inc., 4.65%, 3/15/25	400,000	417,499
Kinder Morgan Inc., 5.55%, 6/1/45	800,000	872,503
Marathon Oil Corp., 2.7%, 6/1/20	750,000	746,502
MPLX L.P., 4.8%, 2/15/29	250,000	263,171
Unit Corp., 6.625%, 5/15/21	600,000	576,000
Valero Energy Partners L.P., 4.5%, 3/15/28	850,000	879,187
		5,644,375
Financials - 11.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 3.75%, 5/15/19	400,000	400,328
Affiliated Managers Group Inc., 4.25%, 2/15/24	500,000	519,959
Aflac Inc., 4.75%, 1/15/49	400,000	441,757
Air Lease Corp., 3.75%, 2/1/22	700,000	706,047

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

American Express Co., 2.5%, 8/1/22	150,000	148,247
American Express Co., 4.2%, 11/6/25	350,000	370,120
American International Group Inc., 4.75%, 4/1/48	200,000	198,917
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	394,934
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	400,000	397,338
Bank of Montreal, MTN (D), 1.9%, 8/27/21	500,000	491,309
Bank of Montreal (D), 3.3%, 2/5/24	250,000	252,500
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	100,000	97,256
Boston Properties L.P., 2.75%, 10/1/26	500,000	473,721
Capital One Financial Corp., 2.5%, 5/12/20	400,000	398,869
Capital One Financial Corp., 3.3%, 10/30/24	400,000	396,039
Cboe Global Markets Inc., 3.65%, 1/12/27	365,000	369,411
Citigroup Inc.(3M LIBOR + 1.192%) (B), 4.075%, 4/23/29	450,000	461,700
Discover Bank, 3.45%, 7/27/26	75,000	72,634
Fifth Third Bank, 3.35%, 7/26/21	500,000	507,134
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	700,000	691,007
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	500,000	493,324
Huntington National Bank/The, 2.4%, 4/1/20	500,000	498,059
Huntington National Bank/The, 3.55%, 10/6/23	250,000	255,950
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	196,966
Intercontinental Exchange Inc., 3.75%, 9/21/28	200,000	207,189
JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	900,667
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	166,000	171,994
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	584,000	607,356
M&T Bank Corp., 3.55%, 7/26/23	250,000	258,248
Morgan Stanley, 4.3%, 1/27/45	1,000,000	1,016,825
Nasdaq Inc., 3.85%, 6/30/26	50,000	50,689
National Rural Utilities Cooperative Finance Corp., 4.3%, 3/15/49	300,000	317,805
Old Republic International Corp., 3.875%, 8/26/26	500,000	493,132
Regions Financial Corp., 3.2%, 2/8/21	750,000	755,694
Regions Financial Corp., 2.75%, 8/14/22	400,000	396,877
Synchrony Financial, 3.75%, 8/15/21	100,000	101,073
Synchrony Financial, 3.7%, 8/4/26	100,000	94,217
TD Ameritrade Holding Corp., 3.3%, 4/1/27	400,000	401,581
ZB NA, 3.5%, 8/27/21	250,000	252,610
		15,259,483
Health Care - 3.2%
AbbVie Inc., 3.75%, 11/14/23	400,000	410,627
Becton, Dickinson and Co., 2.894%, 6/6/22	500,000	497,666
Cigna Corp. (A), 4.375%, 10/15/28	50,000	51,864
Cigna Corp. (A), 4.9%, 12/15/48	200,000	206,379
CVS Health Corp., 5.125%, 7/20/45	750,000	762,217
Forest Laboratories LLC (A), 5%, 12/15/21	250,000	260,175
Humana Inc., 2.5%, 12/15/20	400,000	396,954
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	746,760
UnitedHealth Group, Inc., 3.5%, 2/15/24	450,000	463,217
Zoetis Inc., 3%, 9/12/27	475,000	456,445
		4,252,304
Industrials - 2.0%
Carlisle Cos. Inc., 3.5%, 12/1/24	200,000	199,837

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

CRH America Inc. (A), 3.875%, 5/18/25	300,000	300,854
DAE Funding LLC (A), 5.25%, 11/15/21	200,000	204,000
Masco Corp., 4.375%, 4/1/26	450,000	457,653
TransDigm Inc., 6%, 7/15/22	250,000	254,063
United Rentals North America Inc., 4.625%, 7/15/23	400,000	406,250
WRKCo Inc., 3.75%, 3/15/25	750,000	756,709
		2,579,366
Information Technology - 3.0%
Analog Devices Inc., 5.3%, 12/15/45	600,000	670,344
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	500,000	506,037
Citrix Systems Inc., 4.5%, 12/1/27	105,000	103,324
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	250,000	301,742
Fidelity National Information Services Inc., 3%, 8/15/26	415,000	397,591
Fidelity National Information Services Inc., 4.75%, 5/15/48	300,000	297,743
Fiserv Inc., 3.8%, 10/1/23	250,000	256,238
Marvell Technology Group Ltd. (D), 4.2%, 6/22/23	400,000	407,839
Oracle Corp., 4%, 7/15/46	750,000	753,848
Salesforce.com Inc., 3.7%, 4/11/28	250,000	261,684
		3,956,390
Materials - 0.8%
DowDuPont Inc., 4.725%, 11/15/28	300,000	324,118
Glencore Funding LLC (A), 4.875%, 3/12/29	250,000	251,411
Nutrien Ltd. (D), 4.2%, 4/1/29	450,000	463,377
		1,038,906
Real Estate - 1.5%
Boston Properties L.P., 3.65%, 2/1/26	450,000	453,010
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	498,748
Store Capital Corp., 4.5%, 3/15/28	200,000	201,657
Welltower Inc., 4.5%, 1/15/24	750,000	790,735
		1,944,150
Utilities - 0.7%
Duke Energy Corp., 3.75%, 9/1/46	650,000	607,664
PacifiCorp, 4.15%, 2/15/50	350,000	362,791
		970,455
Total Corporate Notes and Bonds ( Cost $44,958,230 )		45,635,527
LONG TERM MUNICIPAL BONDS - 2.8%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,252,180
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	506,090
Palomar Community College District, General Obligation, 7.194%, 8/1/45	1,000,000	1,058,300
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	800,000	854,168
Total Long Term Municipal Bonds ( Cost $3,673,327 )		3,670,738
MORTGAGE BACKED SECURITIES - 25.4%
Fannie Mae - 16.9%
3%, 9/1/30 Pool # 890696	1,063,325	1,074,902
3%, 12/1/30 Pool # AL8924	442,875	447,826
7%, 11/1/31 Pool # 607515	22,434	24,902

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

3.5%, 12/1/31 Pool # MA0919	117,881	121,218
6.5%, 3/1/32 Pool # 631377	28,969	31,994
7%, 5/1/32 Pool # 644591	6,351	6,500
6.5%, 6/1/32 Pool # 545691	242,732	273,334
3.5%, 8/1/32 Pool # MA3098	191,168	195,596
5.5%, 11/1/33 Pool # 555880	308,906	338,687
7%, 7/1/34 Pool # 792636	35,910	36,778
4%, 2/1/35 Pool # MA2177	1,219,516	1,272,320
5%, 8/1/35 Pool # 829670	399,192	429,207
5%, 9/1/35 Pool # 820347	495,679	539,608
5%, 9/1/35 Pool # 835699	398,203	431,853
3.5%, 12/1/35 Pool # MA2473	878,240	898,251
5%, 12/1/35 Pool # 850561	133,363	143,488
4%, 6/1/36 Pool # AL8618	356,449	371,227
5.5%, 10/1/36 Pool # 901723	337,485	370,517
6.5%, 10/1/36 Pool # 894118	314,182	349,504
6%, 11/1/36 Pool # 902510	326,767	368,622
6%, 10/1/37 Pool # 947563	405,853	457,554
6.5%, 8/1/38 Pool # 987711	626,751	729,770
4%, 1/1/41 Pool # AB2080	1,284,085	1,335,543
4.5%, 7/1/41 Pool # AB3274	493,778	522,053
5.5%, 7/1/41 Pool # AL6588	981,840	1,079,475
4%, 9/1/41 Pool # AJ1406	870,545	902,961
3.5%, 6/1/42 Pool # AO4136	1,405,146	1,435,052
4%, 6/1/42 Pool # MA1087	343,904	356,707
3.5%, 8/1/42 Pool # AP2133	642,363	656,033
3.5%, 9/1/42 Pool # AB6228	1,119,798	1,143,630
4%, 10/1/42 Pool # AP7363	819,489	849,871
3.5%, 3/1/43 Pool # AT0310	655,546	669,495
4%, 1/1/45 Pool # AS4257	205,329	213,223
4.5%, 2/1/45 Pool # MA2193	768,426	809,266
3.5%, 8/1/45 Pool # AS5645	647,809	658,990
3.5%, 11/1/45 Pool # BA4907	548,230	557,693
3.5%, 12/1/45 Pool # AS6309	299,753	304,927
4.5%, 10/1/46 Pool # MA2783	100,874	105,626
4%, 12/1/46 Pool # BD2379	395,718	408,977
3%, 1/1/47 Pool # BE0108	423,818	423,051
4%, 7/1/48 Pool # MA3415	949,408	978,807
		22,325,038
Freddie Mac - 8.4%
4.5%, 2/1/25 Pool # J11722	137,982	142,176
4.5%, 5/1/25 Pool # J12247	261,178	269,121
8%, 6/1/30 Pool # C01005	10,720	12,343
7%, 3/1/31 Pool # C48129	48,131	48,745
5.5%, 11/1/34 Pool # A28282	569,511	620,266
5.5%, 1/1/37 Pool # G04593	173,958	191,030
4%, 10/1/41 Pool # Q04092	599,666	624,672
3%, 9/1/42 Pool # C04233	1,401,620	1,402,390
3%, 4/1/43 Pool # V80025	1,751,845	1,752,807
3%, 4/1/43 Pool # V80026	1,716,683	1,717,625
3.5%, 8/1/44 Pool # Q27927	579,246	591,340

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

3%, 7/1/45 Pool # G08653	527,351	526,334
3.5%, 8/1/45 Pool # Q35614	998,907	1,019,147
3%, 10/1/46 Pool # G60722	941,359	938,668
4%, 3/1/47 Pool # Q46801	789,247	816,159
3.5%, 12/1/47 Pool # Q52955	459,671	467,107
		11,139,930
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	44,536	50,408
6.5%, 4/20/31 Pool # 3068	31,318	35,848
		86,256
Total Mortgage Backed Securities ( Cost $33,481,631 )		33,551,224
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.5%
Federal Farm Credit Bank - 0.4%
3.470%, 5/7/24	500,000	500,421

U.S. Treasury Bonds - 9.0%
6.625%, 2/15/27	2,000,000	2,610,703
4.500%, 5/15/38	2,000,000	2,571,797
3.750%, 8/15/41	1,000,000	1,170,195
3.000%, 5/15/45	1,250,000	1,296,924
2.500%, 5/15/46	1,000,000	939,883
2.250%, 8/15/46	2,000,000	1,783,438
3.000%, 5/15/47	1,000,000	1,036,328
3.375%, 11/15/48	440,000	489,689
		11,898,957
U.S. Treasury Notes - 16.1%
2.750%, 11/15/23	2,000,000	2,043,672
2.625%, 11/15/20 (E)	4,000,000	4,017,500
3.125%, 5/15/21	1,000,000	1,017,031
2.000%, 11/15/21	4,000,000	3,975,312
2.500%, 8/15/23	2,500,000	2,526,758
2.125%, 3/31/24	1,500,000	1,491,679
2.250%, 11/15/25	3,750,000	3,733,008
2.875%, 5/15/28	1,910,000	1,983,938
2.625%, 2/15/29	500,000	509,180
		21,298,078
Total U.S. Government and Agency Obligations ( Cost $32,334,146 )		33,697,456
	Shares
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional U.S. Government Money Market Fund, 2.39%, Premier Class (F)	1,713,335	1,713,335
Total Short-Term Investments ( Cost $1,713,335 )		1,713,335
TOTAL PUT OPTIONS PURCHASED - 0.0%		781
TOTAL INVESTMENTS - 99.4% ( Cost $129,118,548 )		131,156,203
NET OTHER ASSETS AND LIABILITIES - 0.6%		829,725
TOTAL PUT OPTIONS WRITTEN - 0.0%		(781)
TOTAL NET ASSETS - 100.0%		$131,985,147

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Core Bond Fund Portfolio of Investments (unaudited)

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of March 31, 2019.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.5% of total net assets.
(E)	Restricted. The aggregate cost of such securities is $5,736,263. The aggregate value is $5,800,938,representing 4.40% of net assets.
(F)	7-day yield.
DAC	Designated Activity Company.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
Written Option Contracts Outstanding at March 31, 2019
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
PUT OPTION WRITTEN - 0.0%
U.S. Treasury Bond Futures	$141.00	04/26/2019	(25)	(25,000)	$(781)	$(3,050)	$2,269
Total Put Options Written	$(781)	$(3,050)	$2,269

PUT OPTIONS PURCHASED - 0.0%
U.S. Treasury Bond Futures	$143.00	04/26/2019	25	25,000	$781	$8,668	$(7,887)
Total Put Options Purchased	$781	$8,668	$(7,887)

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 87.9%
Communication Services - 4.2%
Altice Luxembourg S.A. (A) (B) (C), 7.625%, 2/15/25	$200,000	$175,500
CenturyLink Inc., 6.45%, 6/15/21	205,000	213,456
Frontier Communications Corp. (A), 8.5%, 4/1/26	150,000	139,500
Inmarsat Finance PLC (A) (B), 6.5%, 10/1/24	300,000	315,000
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	93,750	93,722
		937,178
Consumer Discretionary - 20.4%
Cablevision Systems Corp., 5.875%, 9/15/22	250,000	261,250
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.125%, 5/1/23	350,000	358,221
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	200,000	209,022
Deck Chassis Acquisition Inc. (A) (C), 10%, 6/15/23	100,000	105,875
Diamond Resorts International Inc. (A) (C), 7.75%, 9/1/23	250,000	250,000
DISH DBS Corp., 6.75%, 6/1/21	300,000	309,300
GameStop Corp. (A), 6.75%, 3/15/21	335,000	337,512
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	235,000
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	250,000	257,500
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	513,125
Panther BF aggregator 2 LP / Panther Finance Co. Inc. (A), 6.25%, 5/15/26	125,000	127,500
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	254,063
Scientific Games International Inc. (A), 5%, 10/15/25	250,000	245,000
Service Corp. International/US, 5.375%, 5/15/24	300,000	307,875
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	254,375
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	252,813
Univision Communications Inc. (A), 5.125%, 5/15/23	325,000	307,734
		4,586,165
Consumer Staples - 8.6%
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	259,062
B&G Foods Inc., 4.625%, 6/1/21	250,000	249,375
Dean Foods Co. (A) (C), 6.5%, 3/15/23	195,000	127,271
First Quality Finance Co. Inc. (A), 4.625%, 5/15/21	400,000	399,000
Pilgrim's Pride Corp. (A), 5.75%, 3/15/25	350,000	353,500
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	252,813
Simmons Foods Inc. (A), 5.75%, 11/1/24	325,000	285,187
		1,926,208
Energy - 9.6%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 9.5%, 12/15/21	375,000	345,000
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	123,750
Carrizo Oil & Gas Inc. (C), 6.25%, 4/15/23	375,000	368,906
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	125,000	66,250
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	414,000
Sunoco L.P. / Sunoco Finance Corp., 4.875%, 1/15/23	250,000	253,975
Unit Corp., 6.625%, 5/15/21	600,000	576,000
		2,147,881
Financials - 8.9%
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	250,000	251,875
Equinix Inc., 5.875%, 1/15/26	400,000	421,380
Exela Intermediate LLC / Exela Finance Inc. (A), 10%, 7/15/23	250,000	254,563

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

High Income Fund Portfolio of Investments (unaudited)

Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	246,250
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	400,000	407,000
Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	200,700
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	216,784
		1,998,552
Health Care - 6.6%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	501,250
Avantor Inc. (A), 6%, 10/1/24	200,000	207,500
HCA Inc., 5.875%, 2/15/26	250,000	270,000
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B) (C), 4.875%, 4/15/20	500,000	497,500
		1,476,250
Industrials - 17.5%
ARD Finance S.A., 7.125% Cash, 7.875 PIK (B), 7.125%, 9/15/23	300,000	298,875
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A) (C), 5.25%, 3/15/25	250,000	240,000
Bombardier Inc. (A) (B), 8.75%, 12/1/21	250,000	276,250
Covanta Holding Corp., 5.875%, 3/1/24	500,000	512,500
DAE Funding LLC (A), 5%, 8/1/24	250,000	253,125
DAE Funding LLC (A), 5.25%, 11/15/21	150,000	153,000
GFL Environmental Inc. (A) (B), 5.375%, 3/1/23	250,000	236,250
Griffon Corp., 5.25%, 3/1/22	300,000	295,125
Herc Rentals Inc. (A), 7.5%, 6/1/22	210,000	218,663
Mueller Industries Inc., 6%, 3/1/27	250,000	245,000
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	425,000	419,687
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	89,000	93,450
Tennant Co., 5.625%, 5/1/25	250,000	251,875
TransDigm Inc., 6%, 7/15/22	250,000	254,063
Waste Pro USA Inc. (A), 5.5%, 2/15/26	200,000	192,500
		3,940,363
Materials - 5.3%
Berry Global Inc., 5.125%, 7/15/23	250,000	254,138
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	545,000	512,300
Sealed Air Corp. (A), 5.125%, 12/1/24	400,000	414,384
		1,180,822
Real Estate - 2.4%
Iron Mountain Inc., 5.75%, 8/15/24	300,000	303,000
Iron Mountain Inc. (A), 4.875%, 9/15/27	250,000	240,000
		543,000
Utilities - 4.4%
AES Corp., 5.5%, 4/15/25	415,000	430,562
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	99,875
Calpine Corp., 5.5%, 2/1/24	250,000	248,438
NRG Energy Inc., 6.25%, 5/1/24	200,000	206,500
		985,375
Total Corporate Notes and Bonds ( Cost $19,710,408 )		19,721,794
	Shares
SHORT-TERM INVESTMENTS - 17.8%
State Street Institutional U.S. Government Money Market Fund, 2.39%, Premier Class (D)	2,549,171	2,549,171
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (D) (E)	1,450,315	1,450,315
Total Short-Term Investments ( Cost $3,999,486 )		3,999,486

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

High Income Fund Portfolio of Investments (unaudited)

TOTAL INVESTMENTS - 105.7% ( Cost $23,709,894 )		23,721,280
NET OTHER ASSETS AND LIABILITIES - (5.7%)		(1,272,784)
TOTAL NET ASSETS - 100.0%		$22,448,496

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 8.0% of total net assets.
(C)
All or a portion of these securities, with an aggregate fair value of $1,424,175 are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.

(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

COMMON STOCKS - 65.4%
	Shares	Value (Note 1)
Communication Services - 5.1%
Comcast Corp., Class A	155,000	$6,196,900
Verizon Communications Inc.	105,000	6,208,650
		12,405,550
Consumer Discretionary - 6.2%
Home Depot Inc./The	15,500	2,974,295
McDonald's Corp.	25,000	4,747,500
Starbucks Corp.	58,000	4,311,720
TJX Cos. Inc./The	59,000	3,139,390
		15,172,905
Consumer Staples - 7.6%
Hershey Co./The	24,000	2,755,920
Nestle S.A., ADR	53,000	5,051,960
PepsiCo Inc.	37,000	4,534,350
Procter & Gamble Co./The	59,000	6,138,950
		18,481,180
Energy - 4.3%
Chevron Corp.	36,500	4,496,070
Exxon Mobil Corp.	74,000	5,979,200
		10,475,270
Financials - 8.8%
BlackRock Inc.	8,500	3,632,645
Chubb Ltd.	24,500	3,431,960
Northern Trust Corp.	19,000	1,717,790
Travelers Cos. Inc./The	31,000	4,251,960
US Bancorp	85,000	4,096,150
Wells Fargo & Co.	86,500	4,179,680
		21,310,185
Health Care - 9.9%
Amgen Inc.	8,500	1,614,830
Johnson & Johnson	44,000	6,150,760
Medtronic PLC	48,500	4,417,380
Merck & Co. Inc.	54,500	4,532,765
Novartis AG, ADR	40,000	3,845,600
Pfizer Inc.	80,000	3,397,600
		23,958,935
Industrials - 9.4%
3M Co.	12,500	2,597,250
Caterpillar Inc.	29,000	3,929,210
Emerson Electric Co.	29,500	2,019,865
Fastenal Co.	68,500	4,405,235
Union Pacific Corp.	17,000	2,842,400
United Parcel Service Inc., Class B	34,500	3,855,030
United Technologies Corp.	25,000	3,222,250
		22,871,240

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

Information Technology - 9.9%
Accenture PLC, Class A	12,500	2,200,250
Analog Devices Inc.	35,500	3,737,085
Automatic Data Processing Inc.	13,000	2,076,620
Cisco Systems Inc.	97,000	5,237,030
Microsoft Corp.	31,000	3,656,140
Paychex Inc.	27,000	2,165,400
Texas Instruments Inc.	46,000	4,879,220
		23,951,745
Materials - 1.8%
Linde PLC	25,500	4,486,215

Utilities - 2.4%
Dominion Energy Inc.	33,500	2,568,110
NextEra Energy Inc.	17,500	3,383,100
		5,951,210
Total Common Stocks ( Cost $107,683,810 )		159,064,435
	Par Value
ASSET BACKED SECURITIES - 1.7%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	250,000	248,315
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, 1M USD LIBOR + 0.320% (A) (B), 2.809%, 5/15/23	150,000	149,965
CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.8%, 3/15/21	303,731	303,063
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	200,000	202,082
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	101,965
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	181,835	180,060
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	335,562	336,631
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	145,797	146,806
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	131,651
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	290,984	289,655
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (A), 2.13%, 5/22/23	147,166	146,422
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	110,000	110,838
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	200,000	201,451
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	500,000	495,795
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	600,000	598,142
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	390,000	394,687
Total Asset Backed Securities ( Cost $4,013,609 )		4,037,528
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
FANNIE MAE - 1.2%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	350,000	362,242
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	481,000	503,234
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	381,943	422,042
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	337,611	337,278
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	354,889	358,939
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	398,848	408,517
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	450,000	449,895
		2,842,147

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

Financials - 0.2%
J.P. Morgan Mortgage Trust, Series 2019-2, Class A6 (A) (B) (C)	300,000	304,698
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C)	284,921	289,701
		594,399
Total Collateralized Mortgage Obligations ( Cost $3,502,763 )		3,436,546

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.109%, 1/25/23	6,885,487	210,160
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	200,000	201,869
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	300,000	304,993
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.365%, 11/25/47	300,000	302,879
Total Commercial Mortgage-Backed Securities ( Cost $1,026,943 )		1,019,901
CORPORATE NOTES AND BONDS - 10.5%
Communication Services - 0.6%
AT&T Inc., 4.75%, 5/15/46	500,000	488,593
Comcast Corp., 4.15%, 10/15/28	275,000	289,448
Mars Inc. (A), 3.875%, 4/1/39	150,000	151,214
Verizon Communications Inc., 4.329%, 9/21/28	309,000	326,779
Verizon Communications Inc., 3.875%, 2/8/29	250,000	255,983
		1,512,017
Consumer Discretionary - 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	300,000	310,383
Discovery Communications LLC, 5%, 9/20/37	300,000	291,678
DISH DBS Corp., 6.75%, 6/1/21	150,000	154,650
ERAC USA Finance LLC (A), 6.7%, 6/1/34	225,000	279,354
GameStop Corp. (A), 6.75%, 3/15/21	200,000	201,500
General Motors Financial Co. Inc., 3.2%, 7/6/21	150,000	149,327
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	450,000	458,550
Lennar Corp., 4.75%, 4/1/21	350,000	356,562
Marriott International Inc., 3.125%, 6/15/26	218,000	210,300
Omnicom Group Inc. / Omnicom Capital Inc., 3.6%, 4/15/26	570,000	565,351
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	350,000	342,528
		3,320,183
Consumer Staples - 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc. (A), 4.9%, 2/1/46	300,000	301,315
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	400,000	359,121
		660,436
Energy - 1.9%
Antero Resources Corp., 5.625%, 6/1/23	200,000	202,750
Energy Transfer Operating L.P., 5.25%, 4/15/29	100,000	107,234
Enterprise Products Operating LLC, 3.75%, 2/15/25	400,000	412,900
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	541,318
Kinder Morgan Inc., 5.55%, 6/1/45	500,000	545,314
Marathon Oil Corp., 2.7%, 6/1/20	500,000	497,668
MPLX L.P., 4.8%, 2/15/29	150,000	157,902
Phillips 66, 4.65%, 11/15/34	500,000	536,893

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

Schlumberger Holdings Corp. (A), 4%, 12/21/25	400,000	412,383
Unit Corp., 6.625%, 5/15/21	200,000	192,000
Valero Energy Corp., 6.625%, 6/15/37	500,000	612,605
Valero Energy Partners L.P., 4.5%, 3/15/28	350,000	362,018
		4,580,985
Financials - 3.1%
Air Lease Corp., 3.75%, 2/1/22	500,000	504,319
Air Lease Corp., 3.625%, 4/1/27	500,000	470,475
American Express Co., 2.5%, 8/1/22	150,000	148,247
American Express Co., 4.2%, 11/6/25	250,000	264,372
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	394,934
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	248,337
Bank of America Corp., MTN, 3M USD LIBOR + 1.090% (B), 3.093%, 10/1/25	200,000	198,342
Bank of Montreal (D), 3.3%, 2/5/24	150,000	151,500
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	252,559
Capital One Financial Corp., 3.3%, 10/30/24	400,000	396,039
Cboe Global Markets Inc., 3.65%, 1/12/27	300,000	303,625
Fifth Third Bank, 3.35%, 7/26/21	250,000	253,567
Goldman Sachs Group Inc./The3M USD LIBOR + 1.201% (B), 3.272%, 9/29/25	750,000	740,365
JPMorgan Chase & Co., 2.972%, 1/15/23	500,000	499,791
JPMorgan Chase & Co., 2.95%, 10/1/26	400,000	390,728
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	204,490
Morgan Stanley, 4.3%, 1/27/45	500,000	508,412
Nasdaq Inc., 3.85%, 6/30/26	25,000	25,345
National Rural Utilities Cooperative Finance Corp., 4.3%, 3/15/49	150,000	158,903
Old Republic International Corp., 3.875%, 8/26/26	450,000	443,819
Regions Financial Corp., 3.2%, 2/8/21	500,000	503,796
Regions Financial Corp., 2.75%, 8/14/22	250,000	248,048
Synchrony Financial, 3.75%, 8/15/21	50,000	50,536
Synchrony Financial, 3.7%, 8/4/26	250,000	235,543
		7,596,092
Health Care - 1.0%
AbbVie Inc., 3.75%, 11/14/23	225,000	230,977
Cigna Corp. (A), 4.375%, 10/15/28	50,000	51,863
Cigna Corp. (A), 4.9%, 12/15/48	100,000	103,190
CVS Health Corp., 5.125%, 7/20/45	400,000	406,516
Humana Inc., 2.5%, 12/15/20	300,000	297,716
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	746,760
UnitedHealth Group Inc., 2.875%, 3/15/23	300,000	301,719
Zoetis Inc., 3%, 9/12/27	225,000	216,211
		2,354,952
Industrials - 0.3%
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	102,000
Masco Corp., 4.375%, 4/1/26	250,000	254,252
United Rentals North America Inc., 4.625%, 7/15/23	300,000	304,687
		660,939
Information Technology - 1.1%
Analog Devices Inc., 5.3%, 12/15/45	350,000	391,034
Citrix Systems Inc., 4.5%, 12/1/27	85,000	83,643

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	175,000	211,219
Fidelity National Information Services Inc., 3%, 8/15/26	395,000	378,430
Intel Corp., 3.734%, 12/8/47	435,000	437,538
Oracle Corp., 4%, 7/15/46	500,000	502,565
Thomson Reuters Corp. (D), 4.3%, 11/23/23	600,000	624,179
		2,628,608
Materials - 0.3%
DowDuPont Inc., 4.725%, 11/15/28	295,000	318,716
Glencore Funding LLC (A), 4.875%, 3/12/29	125,000	125,706
Nutrien Ltd. (D) (E), 4.2%, 4/1/29	200,000	205,945
		650,367
Real Estate - 0.6%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	498,749
Store Capital Corp., 4.5%, 3/15/28	200,000	201,657
Welltower Inc., 4.5%, 1/15/24	725,000	764,377
		1,464,783
Utilities - 0.0%
PacifiCorp, 4.15%, 2/15/50	100,000	103,655
Total Corporate Notes and Bonds ( Cost $25,046,081 )		25,533,017
LONG TERM MUNICIPAL BONDS - 1.4%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,252,180
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	506,090
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	5,000	5,241
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	620,000	650,467
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	1,000,000	1,002,970
Total Long Term Municipal Bonds ( Cost $3,430,723 )		3,416,948
MORTGAGE BACKED SECURITIES - 7.6%
Fannie Mae - 5.4%
3%, 9/1/30 Pool # 890696	503,680	509,164
3%, 12/1/30 Pool # AL8924	354,300	358,261
7%, 11/1/31 Pool # 607515	22,434	24,902
3.5%, 12/1/31 Pool # MA0919	147,351	151,522
7%, 5/1/32 Pool # 644591	3,491	3,574
3.5%, 8/1/32 Pool # MA3098	191,168	195,596
5.5%, 10/1/33 Pool # 254904	125,957	138,577
5.5%, 11/1/33 Pool # 555880	308,906	338,687
5%, 5/1/34 Pool # 780890	407,294	438,127
7%, 7/1/34 Pool # 792636	17,188	17,603
4%, 2/1/35 Pool # MA2177	586,306	611,692
5%, 9/1/35 Pool # 820347	202,586	220,540
5%, 9/1/35 Pool # 835699	166,683	180,768
5%, 12/1/35 Pool # 850561	55,789	60,025
5.5%, 9/1/36 Pool # 831820	310,910	347,742
5.5%, 10/1/36 Pool # 901723	126,557	138,944
5.5%, 12/1/36 Pool # 903059	200,735	218,695
4%, 1/1/41 Pool # AB2080	570,704	593,575
4.5%, 7/1/41 Pool # AB3274	155,647	164,560

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

5.5%, 7/1/41 Pool # AL6588	566,446	622,774
4%, 9/1/41 Pool # AJ1406	386,909	401,316
4%, 10/1/41 Pool # AJ4046	513,598	536,531
3.5%, 6/1/42 Pool # AO4136	526,930	538,144
3.5%, 6/1/42 Pool # AO4134	418,881	427,796
3.5%, 8/1/42 Pool # AP2133	535,302	546,695
4%, 10/1/42 Pool # AP7363	431,310	447,301
3%, 2/1/43 Pool # AB8486	880,967	881,557
3%, 2/1/43 Pool # AL3072	664,277	664,721
3.5%, 3/1/43 Pool # AT0310	417,166	426,043
4%, 1/1/45 Pool # AS4257	148,293	153,994
4.5%, 2/1/45 Pool # MA2193	433,940	457,003
3.5%, 4/1/45 Pool # MA2229	423,079	430,381
3.5%, 11/1/45 Pool # BA4907	548,230	557,693
3.5%, 12/1/45 Pool # AS6309	112,407	114,348
4%, 7/1/48 Pool # MA3415	712,056	734,105
3.5%, 1/1/49 Pool # MA3574	492,558	499,965
		13,152,921
Freddie Mac - 2.2%
4.5%, 2/1/25 Pool # J11722	82,789	85,306
4.5%, 5/1/25 Pool # J12247	73,456	75,690
8%, 6/1/30 Pool # C01005	8,576	9,875
6.5%, 1/1/32 Pool # C62333	74,351	82,324
3.5%, 11/1/40 Pool # G06168	268,653	274,574
4.5%, 9/1/41 Pool # Q03516	445,510	471,779
4%, 10/1/41 Pool # Q04092	599,666	624,672
3%, 9/1/42 Pool # C04233	448,518	448,765
3%, 4/1/43 Pool # V80025	700,738	701,123
3%, 4/1/43 Pool # V80026	686,673	687,050
3.5%, 8/1/45 Pool # Q35614	665,938	679,431
3%, 10/1/46 Pool # G60722	520,752	519,263
4%, 3/1/47 Pool # Q46801	631,398	652,927
		5,312,779
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	25,791	29,522
Total Mortgage Backed Securities ( Cost $18,494,340 )		18,495,222
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3%
Federal Farm Credit Bank - 0.2%
3.470%, 5/7/24	500,000	500,421

Federal Home Loan Bank - 0.2%
2.000%, 12/21/23 (F)	350,000	349,997

U.S. Treasury Bonds - 2.4%
6.625%, 2/15/27	1,100,000	1,435,887
3.000%, 5/15/42	1,250,000	1,300,586
2.500%, 2/15/45	750,000	707,637
2.500%, 5/15/46	750,000	704,912

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Diversified Income Fund Portfolio of Investments (unaudited)

2.250%, 8/15/46		750,000	668,789
3.000%, 5/15/47		400,000	414,531
3.000%, 2/15/48		300,000	310,395
3.375%, 11/15/48		295,000	328,314
			5,871,051
U.S. Treasury Notes - 4.5%
2.625%, 11/15/20 (G)		2,000,000	2,008,750
3.125%, 5/15/21		500,000	508,516
2.000%, 11/15/21		1,500,000	1,490,742
1.750%, 5/15/22		1,750,000	1,724,365
2.500%, 8/15/23		1,250,000	1,263,379
2.125%, 3/31/24		1,000,000	994,453
2.250%, 11/15/25		1,750,000	1,742,070
2.875%, 5/15/28		1,085,000	1,127,002
			10,859,277
Total U.S. Government and Agency Obligations ( Cost $17,135,460 )			17,580,746
		Shares
SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional U.S. Government Money Market Fund, 2.39%, Premier Class (H)		10,261,866	10,261,866
TOTAL INVESTMENTS - 99.9% ( Cost $190,595,595 )			242,846,209
NET OTHER ASSETS AND LIABILITIES - 0.1%			320,726
Total Short-Term Investments ( Cost $10,261,866 )			10,261,866
TOTAL NET ASSETS - 100.0%			$243,166,935

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of March 31, 2019.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.7% of total net assets.
(E)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
(F)	Stepped rate security. Rate shown is as of March 31, 2019.
(G)	Restricted. The aggregate cost of such securities is $1,986,293. The aggregate value is $2,008,750, representing 0.8% of net assets.
(H)	7-day yield.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.1%
Communication Services - 6.9%
Discovery Inc., Class C *	360,000	$9,151,200
Verizon Communications Inc.	159,000	9,401,670
		18,552,870
Consumer Discretionary - 4.4%
Lowe's Cos. Inc.	84,000	9,195,480
Toll Brothers Inc.	73,000	2,642,600
		11,838,080
Consumer Staples - 5.9%
Mondelez International Inc., Class A	70,000	3,494,400
Procter & Gamble Co./The	118,000	12,277,900
		15,772,300
Energy - 6.8%
Chevron Corp.	27,500	3,387,450
EOG Resources Inc.	106,000	10,089,080
Murphy Oil Corp.	163,000	4,775,900
		18,252,430
Financials - 19.1%
American Express Co.	54,500	5,956,850
Aon PLC	47,000	8,022,900
Bank of America Corp.	286,000	7,890,740
Bank of New York Mellon Corp./The	199,000	10,035,570
JPMorgan Chase & Co.	110,000	11,135,300
US Bancorp	171,000	8,240,490
		51,281,850
Health Care - 14.9%
Baxter International Inc.	170,000	13,822,700
Eli Lilly & Co.	122,000	15,830,720
Medtronic PLC	113,000	10,292,040
		39,945,460
Industrials - 5.4%
Jacobs Engineering Group Inc.	191,000	14,361,290

Information Technology - 8.7%
Broadcom Inc.	27,400	8,239,454
First Data Corp., Class A *	348,000	9,141,960
First Solar Inc. *	110,000	5,812,400
		23,193,814
Materials - 6.1%
Barrick Gold Corp.	536,000	7,348,560
BHP Group Ltd., ADR (A)	50,500	2,760,835
Cleveland-Cliffs Inc. *	628,000	6,273,720
		16,383,115

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Large Cap Value Fund Portfolio of Investments (unaudited)

Real Estate - 4.6%
Boston Properties Inc., REIT		48,000	6,426,240
Prologis Inc., REIT		83,500	6,007,825
			12,434,065
Utilities - 15.3%
AES Corp.		778,000	14,066,240
NRG Energy Inc.		345,000	14,655,600
Sempra Energy		98,500	12,397,210
			41,119,050
Total Common Stocks ( Cost $215,017,411 )			263,134,324
SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund, 2.39%, Premier Class (B)		4,937,108	4,937,108
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (B) (C)		2,734,323	2,734,323
Total Short-Term Investments ( Cost $7,671,431 )			7,671,431
TOTAL INVESTMENTS - 101.0% ( Cost $222,688,842 )			270,805,755
NET OTHER ASSETS AND LIABILITIES - (1.0%)			(2,636,310)
TOTAL NET ASSETS - 100.0%			$268,169,445

*	Non-income producing.
(A)
All or a portion of these securities, with an aggregate fair value of $2,705,618, are on loan as part of a securities lending program. See footnote (C) and Note 4 for details on the securities lending program.

(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.8%
Consumer Discretionary - 21.9%
Booking Holdings Inc. *	3,345	$5,836,724
CarMax Inc. *	123,171	8,597,336
Dollar Tree Inc. *	84,920	8,919,997
Lowe's Cos. Inc.	90,892	9,949,947
Omnicom Group Inc.	58,177	4,246,339
Starbucks Corp.	30,621	2,276,365
TJX Cos. Inc./The	152,040	8,090,049
		47,916,757
Financials - 14.7%
Berkshire Hathaway Inc., Class B *	44,126	8,864,472
Brookfield Asset Management Inc., Class A	207,469	9,678,429
Charles Schwab Corp./The	99,698	4,263,087
US Bancorp	196,413	9,465,142
		32,271,130
Health Care - 13.9%
Danaher Corp.	67,186	8,869,896
Henry Schein Inc. *	122,721	7,376,759
Novartis AG, ADR	97,994	9,421,143
Varian Medical Systems Inc. *	33,643	4,767,886
		30,435,684
Industrials - 10.6%
Copart Inc. *	84,776	5,136,578
Jacobs Engineering Group Inc.	149,853	11,267,447
PACCAR Inc.	99,909	6,807,799
		23,211,824
Information Technology - 23.2%
Accenture PLC, Class A	24,979	4,396,803
Alphabet Inc., Class C *	8,975	10,530,457
Analog Devices Inc.	50,173	5,281,712
CDW Corp.	67,120	6,468,354
Cognizant Technology Solutions Corp., Class A	127,406	9,230,565
TE Connectivity Ltd.	97,289	7,856,087
Visa Inc., Class A	45,615	7,124,607
		50,888,585
Materials - 8.1%
Linde PLC	41,148	7,239,168
PPG Industries Inc.	93,569	10,561,133
		17,800,301
Real Estate - 4.4%
American Tower Corp.	48,537	9,564,701
Total Common Stocks ( Cost $157,228,250 )		212,088,982
SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government Money Market Fund, 2.39%, Premier Class (A)	6,975,988	6,975,988

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Large Cap Growth Fund Portfolio of Investments (unaudited)

Total Short-Term Investments ( Cost $6,975,988 )		6,975,988
TOTAL INVESTMENTS - 100.0% ( Cost $164,204,238 )		219,064,970
NET OTHER ASSETS AND LIABILITIES - 0.0%		102,509
TOTAL NET ASSETS - 100.0%		$219,167,479

*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.5%
Consumer Discretionary - 29.5%
Household Durables - 2.5%
Mohawk Industries Inc. *	34,224	$4,317,357

Media - 7.1%
Liberty Broadband Corp., Class C *	97,076	8,905,752
Liberty Global PLC, Series C *	135,617	3,283,288
		12,189,040
Multiline Retail - 5.3%
Dollar Tree Inc. *	87,042	9,142,892

Specialty Retail - 14.6%
CarMax Inc. *	95,965	6,698,357
Floor & Decor Holdings Inc., Class A * (A)	118,426	4,881,520
O'Reilly Automotive Inc. *	20,035	7,779,590
Ross Stores Inc.	63,349	5,897,792
		25,257,259
		50,906,548
Consumer Staples - 0.9%
Brown-Forman Corp., Class B	29,939	1,580,180

Financials - 22.7%
Arch Capital Group Ltd. *	306,735	9,913,675
Brookfield Asset Management Inc., Class A	149,482	6,973,335
Brown & Brown Inc.	234,230	6,912,127
Glacier Bancorp Inc.	91,164	3,652,942
Markel Corp. *	7,012	6,985,635
WR Berkley Corp.	55,508	4,702,638
		39,140,352
Health Care - 4.9%
Elanco Animal Health Inc. *	89,472	2,869,367
Laboratory Corp. of America Holdings *	36,373	5,564,342
		8,433,709
Industrials - 14.3%
Copart Inc. *	102,872	6,233,014
Expeditors International of Washington Inc.	92,339	7,008,530
Fastenal Co.	80,502	5,177,084
IHS Markit Ltd. *	115,203	6,264,739
		24,683,367
Information Technology - 9.6%
Alliance Data Systems Corp.	15,079	2,638,524
Amphenol Corp., Class A	53,900	5,090,316
CDW Corp.	61,590	5,935,428

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Mid Cap Fund Portfolio of Investments (unaudited)

TE Connectivity Ltd.		35,281	2,848,941
			16,513,209
Materials - 7.6%
Axalta Coating Systems Ltd. *		235,293	5,931,737
Crown Holdings Inc. *		77,049	4,204,564
NewMarket Corp.		6,911	2,996,333
			13,132,634
Real Estate - 3.0%
Crown Castle International Corp.		41,144	5,266,432
Total Common Stocks ( Cost $91,582,400 )			159,656,431
SHORT-TERM INVESTMENTS - 7.8%
State Street Institutional U.S. Government Money Market Fund, 2.39%, Premier Class (B)		13,044,019	13,044,019
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (B) (C)		399,500	399,500
Total Short-Term Investments ( Cost $13,443,519 )			13,443,519
TOTAL INVESTMENTS - 100.3% ( Cost $105,025,919 )			173,099,950
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(523,797)
TOTAL NET ASSETS - 100.0%			$172,576,153

*	Non-income producing.
(A)
All or a portion of these securities, with an aggregate fair value of $387,468, are on loan as part of a securities lending program. See footnote (C) and Note 4 for details on the securities lending program.

(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.5%
Australia - 2.5%
Amcor Ltd.	31,375	$342,856
BHP Group PLC	19,294	464,543
		807,399
Belgium - 2.6%
Anheuser-Busch InBev S.A.	9,944	833,924

Canada - 5.5%
Canadian National Railway Co.	4,101	367,121
National Bank of Canada	8,421	380,043
Rogers Communications Inc., Class B	6,700	360,332
Suncor Energy Inc.	21,068	682,796
		1,790,292
China - 1.6%
Ping An Insurance Group Co., Ltd., Class H	47,000	526,284

Denmark - 1.5%
Carlsberg AS, Class B	3,953	493,694

Finland - 2.6%
Nordea Bank Abp (A)	49,774	378,767
Sampo Oyj, Class A	10,044	455,294
		834,061
France - 12.2%
Air Liquide S.A.	3,727	473,889
Atos SE	3,238	312,371
Capgemini SE	2,679	324,859
Cie Generale des Etablissements Michelin	2,721	321,711
Safran S.A.	5,329	730,787
Sanofi	6,983	616,785
Vinci S.A.	5,690	553,513
Vivendi S.A.	22,122	640,981
		3,974,896
Germany - 4.6%
Fresenius SE & Co. KGaA	4,429	247,219
SAP SE	8,912	1,029,695
Vonovia SE	4,472	231,861
		1,508,775
Hong Kong - 0.5%
Techtronic Industries Co. Ltd.	23,000	154,555

India - 1.1%
ICICI Bank Ltd., ADR	29,992	343,708

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

International Stock Fund Portfolio of Investments (unaudited)

Ireland - 3.9%
Medtronic PLC	9,327	849,503
Ryanair Holdings PLC, ADR *	5,590	418,915
		1,268,418
Israel - 0.9%
Bank Leumi Le-Israel BM (B)	44,811	293,882

Japan - 12.8%
Daiwa House Industry Co. Ltd.	24,935	791,720
Kao Corp.	5,530	434,995
Makita Corp.	11,400	396,526
Nexon Co. Ltd. *	31,600	494,401
Pan Pacific International Holdings Corp.	6,854	453,305
Shin-Etsu Chemical Co. Ltd.	5,200	435,406
Sumitomo Mitsui Financial Group Inc.	14,500	507,101
Suzuki Motor Corp.	7,200	318,195
Yamaha Corp.	6,300	314,346
		4,145,995
Netherlands - 7.3%
ABN AMRO Group N.V. (C)	14,732	332,165
Koninklijke DSM N.V.	3,804	414,595
Royal Dutch Shell PLC, Class A	34,483	1,083,960
Wolters Kluwer N.V.	7,926	539,684
		2,370,404
Norway - 2.5%
Equinor ASA	16,182	354,317
Telenor ASA	22,100	442,515
		796,832
Singapore - 2.6%
DBS Group Holdings Ltd.	32,390	602,988
NetLink NBN Trust	420,200	257,345
		860,333
South Korea - 0.9%
Samsung Electronics Co. Ltd.	7,711	303,318

Spain - 1.6%
Red Electrica Corp. S.A.	23,894	509,259

Sweden - 3.5%
Assa Abloy AB, Class B	32,742	706,799
Epiroc AB, Class A *	43,122	435,334
		1,142,133
Switzerland - 6.0%
Ferguson PLC	6,702	426,325
Julius Baer Group Ltd. *	3,191	128,922

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

International Stock Fund Portfolio of Investments (unaudited)

Novartis AG		14,584	1,402,818
			1,958,065
United Kingdom - 16.8%
Aon PLC		5,263	898,394
Compass Group PLC		33,518	787,763
Diageo PLC		10,166	415,493
Howden Joinery Group PLC		45,135	285,289
Informa PLC		42,399	410,966
Prudential PLC		36,359	728,095
RELX PLC		35,929	768,152
RSA Insurance Group PLC		45,215	299,045
Unilever PLC		12,755	730,130
Weir Group PLC		7,492	152,029
			5,475,356
Total Common Stocks ( Cost $26,775,168 )			30,391,583
PREFERRED STOCK - 1.7%
Germany - 1.7%
Volkswagen AG		3,491	549,497
Total Preferred Stocks ( Cost $662,839 )			549,497
Short-Term Investments - 5.2%
United States - 5.2%
State Street Institutional U.S. Government Money Market Fund, 2.32%, Premier Class (D)		1,274,397	1,274,397
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (D) (E)		425,565	425,565
			1,699,962
Total Short-Term Investments ( Cost $1,699,962 )			1,699,962
TOTAL INVESTMENTS - 100.4% ( Cost $29,137,969 )			32,641,042
NET OTHER ASSETS AND LIABILITIES - (0.4%)			(123,658)
TOTAL NET ASSETS - 100.0%			$32,517,384

*	Non-income producing.
(A)
All or a portion of these securities, with an aggregate fair value of $359,943, are on loan as part of a securities lending program. See footnote (C) and Note 4 for details on the securities lending program.

(B)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 1).

(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 3/31/19
Collateral for Securities on Loan	1.3%
Communication Services	5.3%
Consumer Discretionary	14.3%
Consumer Staples	8.9%
Energy	6.5%
Financials	18.1%
Health Care	9.5%
Industrials	13.7%
Information Technology	7.6%
Materials	6.6%
Real Estate	3.1%
Short-Term Investments	3.9%
Utilities	1.6%
Net Other Assets and Liabilities	(0.4)%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 95.9%
Alternative Funds - 3.0%
Invesco Optimum Yield Diversified Commodity Strategy		70,147	$1,165,142

Bond Funds - 71.9%
iShares 20+ Year Treasury Bond ETF		30,723	3,884,616
Schwab Intermediate-Term U.S. Treasury ETF		216,558	11,646,489
Schwab U.S. TIPS ETF		98,808	5,434,440
Vanguard Short-Term Corporate Bond ETF		87,573	6,984,823
			27,950,368
Foreign Stock Funds - 7.0%
iShares Edge MSCI Minimum Volatility EAFE ETF		13,488	971,136
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		9,824	582,268
iShares MSCI Japan ETF		3,540	193,709
iShares MSCI United Kingdom ETF		11,726	387,075
SPDR S&P China ETF		5,797	581,439
			2,715,627
Stock Funds - 14.0%
Energy Select Sector SPDR Fund		2,937	194,194
iShares Core S&P 500 ETF		4,099	1,166,411
Schwab Fundamental U.S. Large Co. Index ETF		25,631	972,697
Schwab U.S. Dividend Equity ETF		29,735	1,554,546
Vanguard Information Technology ETF		7,747	1,554,281
			5,442,129
TOTAL INVESTMENTS - 95.9% ( Cost $35,859,754 )			37,273,266
NET OTHER ASSETS AND LIABILITIES - 4.1%			1,578,474
TOTAL NET ASSETS - 100.0%			$38,851,740

ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 96.0%
Alternative Funds - 4.0%
Invesco Optimum Yield Diversified Commodity Strategy		159,482	$2,648,996

Bond Funds - 42.0%
iShares 20+ Year Treasury Bond ETF		36,680	4,637,819
Schwab Intermediate-Term U.S. Treasury ETF		221,611	11,918,240
Schwab U.S. TIPS ETF		96,288	5,295,840
Vanguard Short-Term Corporate Bond ETF		74,680	5,956,477
			27,808,376
Foreign Stock Funds - 17.5%
iShares Edge MSCI Minimum Volatility EAFE ETF		73,642	5,302,224
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		55,848	3,310,111
iShares MSCI United Kingdom ETF		40,162	1,325,748
SPDR S&P China ETF		16,478	1,652,743
			11,590,826
Stock Funds - 32.5%
Energy Select Sector SPDR Fund		10,006	661,597
iShares Core S&P 500 ETF		32,626	9,284,054
iShares MSCI Japan ETF		6,048	330,947
Schwab Fundamental U.S. Large Co. Index ETF		52,459	1,990,819
Schwab U.S. Dividend Equity ETF		76,071	3,976,992
Vanguard Information Technology ETF		26,426	5,301,848
			21,546,257
TOTAL INVESTMENTS - 96.0% ( Cost $60,626,003 )			63,594,455
NET OTHER ASSETS AND LIABILITIES - 4.0%			2,648,795
TOTAL NET ASSETS - 100.0%			$66,243,250

ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 95.9%
Alternative Funds - 4.0%
Invesco Optimum Yield Diversified Commodity Strategy		98,727	$1,639,855

Bond Funds - 31.9%
iShares 20+ Year Treasury Bond ETF		19,498	2,465,327
Schwab Intermediate-Term U.S. Treasury ETF		106,896	5,748,867
Schwab U.S. TIPS ETF		44,792	2,463,560
Vanguard Short-Term Corporate Bond ETF		30,877	2,462,749
			13,140,503
Foreign Stock Funds - 22.0%
iShares Edge MSCI Minimum Volatility EAFE ETF		51,360	3,697,920
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		38,100	2,258,187
iShares MSCI Japan ETF		7,505	410,674
iShares MSCI United Kingdom ETF		37,385	1,234,079
SPDR S&P China ETF		14,307	1,434,992
			9,035,852
Stock Funds - 38.0%
Energy Select Sector SPDR Fund		6,197	409,746
iShares Core S&P 500 ETF		23,124	6,580,165
Schwab Fundamental U.S. Large Co. Index ETF		43,462	1,649,383
Schwab U.S. Dividend Equity ETF		62,903	3,288,569
Vanguard Information Technology ETF		18,438	3,699,216
			15,627,079
TOTAL INVESTMENTS - 95.9% ( Cost $37,497,363 )			39,443,289
NET OTHER ASSETS AND LIABILITIES - 4.1%			1,691,983
TOTAL NET ASSETS - 100.0%			$41,135,272

ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 95.5%
Alternative Funds - 4.0%
Invesco Optimum Yield Diversified Commodity Strategy		62,786	$1,042,876

Bond Funds - 21.9%
iShares 20+ Year Treasury Bond ETF		10,324	1,305,366
Schwab Intermediate-Term U.S. Treasury ETF		48,514	2,609,083
Schwab U.S. TIPS ETF		18,973	1,043,515
Vanguard Short-Term Corporate Bond ETF		9,809	782,366
			5,740,330
Foreign Stock Funds - 25.8%
iShares Edge MSCI Minimum Volatility EAFE ETF		36,259	2,610,648
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		26,408	1,565,202
iShares MSCI Japan ETF		7,153	391,412
iShares MSCI United Kingdom ETF		31,672	1,045,493
SPDR S&P China ETF		11,688	1,172,306
			6,785,061
Stock Funds - 43.8%
Energy Select Sector SPDR Fund		3,936	260,248
iShares Core S&P 500 ETF		16,529	4,703,492
Schwab Fundamental U.S. Large Co. Index ETF		34,473	1,308,251
Schwab U.S. Dividend Equity ETF		49,959	2,611,857
Vanguard Information Technology ETF		13,016	2,611,400
			11,495,248
TOTAL INVESTMENTS - 95.5% ( Cost $23,796,674 )			25,063,515
NET OTHER ASSETS AND LIABILITIES - 4.5%			1,186,671
TOTAL NET ASSETS - 100.0%			$26,250,186

ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2019

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "fund", and collectively, the ("funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Funds consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser's Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

Ultra Series Fund | March 31, 2019

Notes to Portfolios of Investments (unaudited)

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase. An illiquid security is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven days or less without the sale or disposition significantly changing the fair value of the security. At March 31, 2019, there were no illiquid securities held in the funds. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

3. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended March 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of March 31, 2019, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2019, in valuing the funds' investments carried at fair value:

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	03/31/19
Conservative Allocation
Investment Companies	$116,327,381	$–	$–	$116,327,381
Short-Term Investments	6,962,908	–	–	6,962,908
	123,290,289	–	–	123,290,289
Moderate Allocation
Investment Companies	192,385,585	–	–	192,385,585
Short-Term Investments	16,023,353	–	–	16,023,353
	208,408,938	–	–	208,408,938
Aggressive Allocation
Investment Companies	62,342,707	–	–	62,342,707

Ultra Series Fund | March 31, 2019

Notes to Portfolios of Investments (unaudited)

Short-Term Investments	4,752,591	–	–	4,752,591
	67,095,298	–	–	67,095,298
Core Bond
Assets:
Asset Backed Securities	–	6,951,564	–	6,951,564
Collateralized Mortgage Obligations	–	3,336,311	–	3,336,311
Commercial Mortgage-Backed Securities	–	2,347,228	–	2,347,228
Corporate Notes and Bonds	–	45,635,527	–	45,635,527
Long Term Municipal Bonds	–	3,670,738	–	3,670,738
Mortgage Backed Securities	–	33,803,263	–	33,803,263
U.S. Government and Agency Obligations	–	33,697,456	–	33,697,456
Short-Term Investments	1,713,335	–	–	1,713,335
Options Purchased	781	–	–	781
	1,714,116	129,442,087	–	131,156,203
Liabilities
Options Written	781	–	–	781
High Income
Corporate Notes and Bonds	–	19,721,794	–	19,721,794
Short-Term Investments	3,999,486	–	–	3,999,486
	3,999,486	19,721,794	–	23,721,280
Diversified Income
Common Stocks	159,064,435	–	–	159,064,435
Asset Backed Securities	–	4,037,528	–	4,037,528
Collateralized Mortgage Obligations	–	3,436,546	–	3,436,546
Commercial Mortgage-Backed Securities	–	1,019,901	–	1,019,901
Corporate Notes and Bonds	–	25,533,017	–	25,533,017
Long Term Municipal Bonds	–	3,416,948	–	3,416,948
Mortgage Backed Securities	–	18,495,222	–	18,495,222
U.S. Government and Agency Obligations	–	17,580,746	–	17,580,746
Short-Term Investments	10,261,866	–	–	10,261,866
	169,326,301	73,519,908	–	242,846,209
Large Cap Value
Common Stocks	263,134,324	–	–	263,134,324
Short-Term Investments	7,671,431	–	–	7,671,431
	270,805,755	–	–	270,805,755
Large Cap Growth
Common Stocks	212,088,982	–	–	212,088,982
Short-Term Investments	6,975,988	–	–	6,975,988
	219,064,970	–	–	219,064,970
Mid Cap
Common Stocks	159,656,431	–	–	159,656,431
Short-Term Investments	13,443,519	–	–	13,443,519
	173,099,950	–	–	173,099,950
International Stock
Common Stocks
Australia	–	807,399	–	807,399
Belgium	–	833,924	–	833,924

Ultra Series Fund | March 31, 2019

Notes to Portfolios of Investments (unaudited)

Canada	–	1,790,292	–	1,790,292
China	–	526,284	–	526,284
Denmark	–	493,694	–	493,694
Finland	–	834,061	–	834,061
France	–	3,974,896	–	3,974,896
Germany	–	1,508,775	–	1,508,775
Hong Kong	–	154,555	–	154,555
India	343,708	—	–	343,708
Ireland	1,268,418	—	–	1,268,418
Israel	–	293,882	–	293,882
Japan	–	4,145,995	–	4,145,995
Netherlands	–	2,370,404	–	2,370,404
Norway	–	796,832	–	796,832
Singapore	–	860,333	–	860,333
South Korea	–	303,318	–	303,318
Spain	–	509,259	–	509,259
Sweden	–	1,142,133	–	1,142,133
Switzerland	–	1,958,065	–	1,958,065
United Kingdom	1,050,423	4,424,933	–	5,475,356
Preferred Stocks	–	549,497	–	549,497
Short-Term Investments	1,699,962	–	–	1,699,962
	4,362,511	28,278,531	–	32,641,042
Madison Target Retirement 2020 Fund	37,273,266	–	–	37,273,266
Madison Target Retirement 2030 Fund	63,594,455	–	–	63,594,455
Madison Target Retirement 2040 Fund	39,443,289	–	–	39,443,289
Madison Target Retirement 2050 Fund	25,063,515	–	–	25,063,515

[1] See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the conservative, moderate and aggressive allocation funds including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows.
The following table presents the types of derivatives in the Fund and their effect:

Derivatives not accounted for as hedging instruments	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Equity Contracts, Options Written	—	$(781)
Equity Contracts, Options Purchased	$781	—
4. Recently Issued Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is still evaluating the impacts this ASU will have on the financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. At this time, management is still evaluating the impacts this ASU will have on financial statements.

Ultra Series Fund | March 31, 2019

Notes to Portfolios of Investments (unaudited)

5. Securities Lending: The Board of Trustees has authorized the funds, other than the USF Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to the Trust's securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of March 31, 2019, the aggregate fair value of securities on loan for the Trust's was $15,760,294. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. Treasuries or Government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

	Fair Value on Loan	Cash Collateral	Non-Cash Collateral
Conservative Allocation	$2,471,308	$2,514,101	$4,312,954
Moderate Allocation	6,945,792	7,048,140	2,890,100
Aggressive Allocation	1,465,990	1,498,164	1,781,928
High Income	1,424,175	1,450,315	-
Large Cap Value	2,705,618	2,734,323	5,677,452
Mid Cap	387,468	399,500	-
International Stock	359,943	425,565	-

6. Federal Income Tax Information: At March 31, 2019, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$5,421,305	$176,219	$5,245,086
Moderate Allocation	16,340,381	397,150	15,943,231
Aggressive Allocation	6,895,218	309,492	6,585,726
Core Bond	3,124,155	1,092,118	2,032,037
High Income	348,045	336,659	11,386
Diversified Income	53,326,673	1,076,059	52,250,614
Large Cap Value	49,865,435	1,748,522	48,116,913
Large Cap Growth	56,777,774	1,917,042	54,860,732
Mid Cap	70,168,892	2,094,861	68,074,031
International Stock	4,510,920	1,007,847	3,503,073
Madison Target Retirement 2020	1,413,512	–	1,413,512
Madison Target Retirement 2030	2,968,452	–	2,968,452
Madison Target Retirement 2040	1,945,926	–	1,945,926
Madison Target Retirement 2050	1,266,841	–	1,266,841

7. Concentration of Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of

Ultra Series Fund | March 31, 2019

Notes to Portfolios of Investments (unaudited)

counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds and Target Date Funds, are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act. There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: /s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer

Date: May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Kevin S. Thompson
Kevin S. Thompson, Principal Executive Officer

Date: May 24, 2019

By:  /s/ Greg Hoppe
  Greg Hoppe, Principal Financial Officer

Date: May 24, 2019

EX-99.CERT

Financial Statement Certifications

I, Greg Hoppe, certify that:

1. I have reviewed this report on Form N-Q of Ultra Series Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly represent in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting  which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 24, 2019
/s/ Greg Hoppe
Greg Hoppe
Principal Financial Officer

I, Kevin S. Thompson, certify that:

1. I have reviewed this report on Form N-Q of Ultra Series Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly represent in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting  which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 24, 2019

/s/ Kevin S. Thompson
Kevin S. Thompson
Principal Executive Officer